UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21341

Name of Fund: BlackRock Credit Allocation Income Trust I, Inc. (PSW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust I, Inc., 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2011 – 06/30/2012

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21341
Reporting Period: 07/01/2011 - 06/30/2012
BlackRock Credit Allocation Income Trust I, Inc.

=============== BlackRock Credit Allocation Income Trust I, Inc. ===============

DANA HOLDING CORPORATION

Ticker:       DAN            Security ID:  235825205
Meeting Date: APR 24, 2012   Meeting Type: Annual
Record Date:  FEB 24, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Virginia A. Kamsky       For       For          Management
1.2   Elect Director Terrence J. Keating      For       For          Management
1.3   Elect Director Joseph C. Muscari        For       For          Management
1.4   Elect Director Steven B. Schwarzwaelder For       For          Management
1.5   Elect Director Richard F. Wallman       For       Withhold     Management
1.6   Elect Director Keith E. Wandell         For       For          Management
1.7   Elect Director Roger J. Wood            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Approve Omnibus Stock Plan              For       For          Management
4     Ratify Auditors                         For       For          Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust I, Inc.

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of BlackRock Credit Allocation Income Trust I, Inc.

Date:	August 27, 2012